Risk management (Details Narrative)	Jun. 30, 2023 GBP (£)
Ten Percentage Increase In GBPUSD Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Convertible loan	£ 14,860
Ten Percentage Decrease In GBPUSD Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Convertible loan	62,985
Ten Percentage Increase In Price Per ADS [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	208,896
Ten Percentage Decrease In Price Per Warrant [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	£ 200,721